Events After Reporting Period	12 Months Ended
Jun. 30, 2025
Events After Reporting Period [Abstract]
Events after reporting period
27.	Events after reporting period

The Company has assessed all events from June 30, 2025, up through October 10, 2025 which is the date that these consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these consolidated financial statements.

On March 10, 2025, the Company received a letter from the Listing Qualifications staff of The Nasdaq Stock Market (“Nasdaq”) notifying the Company that based on the closing bid price of the Company for the period from January 24, 2025 to March 7, 2025, the Company no longer meets the continued listing requirement of Nasdaq under Nasdaq Listing Rules 5550(a)(2), to maintain a minimum bid price of USD1 per share. The Company was provided 180 calendar days, or until September 8, 2025, in which to regain compliance with Nasdaq continued listing requirement.

On September 9, 2025, the Company received a letter from Nasdaq notifying the Company that the Company is eligible for an additional 180 calendar day period, or until March 9, 2026, to regain compliance. If compliance cannot be demonstrated by March 9, 2026, Nasdaq staff will provide written notification that the Company’s securities will be delisted. At that time, the Company may appeal Nasdaq staff’s determination to a Hearings Panel.

The Company is currently evaluating options to regain compliance and intends to timely regain compliance with Nasdaq’s continued listing requirement. Although the Company will use all reasonable efforts to achieve compliance with Rule 5550(a)(2), there can be no assurance that the Company will be able to regain compliance with that rule or will otherwise be in compliance with other Nasdaq continued listing requirement.

On September 11, 2025, LNKS Asia Limited, a wholly-owned subsidiary of the Company was incorporated in British Virgin Islands with a share capital of US$1. The principal activity of the subsidiary is investment holding. On October 2, 2025, the subsidiary changed its name to Linkers Asia Pacific Limited.